Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non-Operating Income Expense [line items]
Services	$ 39,485,063	$ 30,073,157	$ 26,142,728
Adjustments and interest from other receivables	10,609,488	7,409,095	6,786,797
Adjustments from other receivables with CER clauses	7,790,354	5,229,772	2,120,949
Other receivables from financial intermediation	5,230,985	2,951,962	5,710,325
Sale of investment property and other non-financial assets			237,032
Other	9,771,579	20,284,237	6,522,108
Operating income	$ 72,887,469	$ 65,948,223	$ 47,519,939